FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - 811-4443

                          Eaton Vance Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: N/A

Date of reporting period: July 1, 2003 through June 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                      (Name of Registrant)      Eaton Vance Investment Trust

                      By (Signature and Title)  /s/ Thomas J. Fetter,
                                                --------------------------------
                                                President

Date August 31, 2004

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

      Eaton Vance California Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance California Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of California Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892304 and its file number is 811-7218.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     California Limited Maturity Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #  PROPOSAL              PROPOSAL TYPE   PROPOSAL VOTE     FOR/AGAINST
                                                                 MANAGEMENT
01       To consider and act   Mgmt            84.304% For       84.304% For
         upon a proposal to                     7.197% Against    7.197% Against
         change the Fund's                      8.499% Abstain    8.499% Abstain
         diversification
         status from
         diversified to
         nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

        Eaton Vance Florida Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Florida Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Florida Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892301 and its file number is 811-7220.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     Florida Limited Maturity Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #  PROPOSAL              PROPOSAL   PROPOSAL VOTE       FOR/AGAINST
                               TYPE                           MANAGEMENT
01       To consider and act   Mgmt       84.811% For         84.811% For
         upon a proposal to                9.646% Against      9.646% Against
         change the Fund's                 5.543% Abstain      5.543% Abstain
         diversification
         status from
         diversified to
         nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

     Eaton Vance Massachusetts Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Massachusetts Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Massachusetts Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892300 and its file number is 811-7222.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     Massachusetts Limited Maturity Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #    PROPOSAL              PROPOSAL    PROPOSAL VOTE     FOR/AGAINST
                                 TYPE                          MANAGEMENT
01         To consider and act   Mgmt        89.514% For       89.514% For
           upon a proposal to                 5.536% Against    5.536% Against
           change the Fund's                  4.950% Abstain    4.950% Abstain
           diversification
           status from
           diversified to
           nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

       Eaton Vance National Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance National Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of National Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892299 and its file number is 811-7226.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

      Eaton Vance New Jersey Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance New Jersey Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of New Jersey Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892338 and its file number is 811-7226.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     New Jersey Limited Maturity Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #   PROPOSAL              PROPOSAL    PROPOSAL VOTE      FOR/AGAINST
                                TYPE                           MANAGEMENT
01        To consider and act   Mgmt        87.993% For        87.993%   For
          upon a proposal to                 6.401% Against     6.401%   Against
          change the Fund's                  5.606% Abstain     5.606%   Abstain
          diversification
          status from
          diversified to
          nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

       Eaton Vance New York Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance New York Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of New York Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892297 and its file number is 811-7228.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     New York Limited Maturity Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #   PROPOSAL              PROPOSAL    PROPOSAL VOTE      FOR/AGAINST
                                TYPE                           MANAGEMENT
01        To consider and act   Mgmt        85.340% For        85.340% For
          upon a proposal to                 9.146% Against     9.146% Against
          change the Fund's                  5.514% Abstain     5.514% Abstain
          diversification
          status from
          diversified to
          nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

         Eaton Vance Ohio Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Ohio Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Ohio Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 897636 and its file number is 811-7520.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     Ohio Limited Maturity Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #     PROPOSAL              PROPOSAL   PROPOSAL VOTE       FOR/AGAINST
                                  TYPE                           MANAGEMENT
01          To consider and act   Mgmt       78.708% For         78.708% For
            upon a proposal to               15.871% Against     15.871% Against
            change the Fund's                 5.421% Abstain      5.421% Abstain
            diversification
            status from
            diversified to
            nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number - N/A

     Eaton Vance Pennsylvania Limited Maturity Municipals Fund, a series of
                          Eaton Vance Investment Trust
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: March 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Pennsylvania Limited Maturity Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 904104 and its file number is 811-7230.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:    Pennsylvania Limited Maturity Municipals Portfolio
Ticker:          N/A
ISIN:            N/A
Meeting Type:    Special
Meeting Date     February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE         FOR/AGAINST
                                TYPE                             MANAGEMENT
01        To consider and act   Mgmt         85.806% For         85.806% For
          upon a proposal to                  6.557% Against      6.557% Against
          change the Fund's                   7.637% Abstain      7.637% Abstain
          diversification
          status from
          diversified to
          nondiversified.